Expenses by nature	12 Months Ended
Jun. 30, 2019
Expenses By Nature [Abstract]
Expenses by nature
26.	Expenses by nature

The Group disclosed expenses in the statements of income by function as part of the line items "Costs", "General and administrative expenses" and "Selling expenses". The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2019, 2018 and 2017.

	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.19
Leases, services charges and vacant property costs	7	121	40	283	451
Depreciation and amortization	408	4,707	1,254	1,644	8,013
Doubtful accounts	-	4	9	451	464
Advertising, publicity and other selling expenses	-	409	17	1,720	2,146
Taxes, rates and contributions	35	644	86	756	1,521
Maintenance and repairs	69	3,467	477	266	4,279
Fees and payments for services	21	5,130	2,000	140	7,291
Director's fees	-	-	700	-	700
Payroll and social security liabilities	362	5,070	3,395	3,543	12,370
Cost of sale of goods and services	-	12,722	-	-	12,722
Changes in the fair value of biological assets and agricultural products	-	5,250	-	-	5,250
Supplies and labors	5,593	3,592	1	31	9,217
Freights	43	25	-	458	526
Bank commissions and expenses	-	51	56	2	109
Conditioning and clearance	-	-	-	85	85
Travel, library expenses and stationery	44	42	83	19	188
Interconnection and roaming expenses	-	4,243	-	-	4,243
Fees to other operators	-	6,262	22	-	6,284
Others	233	1,451	630	425	2,739
Total expenses by nature as of 06.30.19	6,815	53,190	8,770	9,823	78,598

	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.18
Leases, services charges and vacant property costs	3	86	34	243	366
Depreciation and amortization	350	4,121	1,086	1,635	7,192
Doubtful accounts	-	5	-	473	478
Advertising, publicity and other selling expenses	-	485	9	2,315	2,809
Taxes, rates and contributions	37	587	149	576	1,349
Maintenance and repairs	82	3,057	305	173	3,617
Fees and payments for services	9	3,791	1,635	134	5,569
Director's fees	-	-	527	-	527
Commercial commissions	-	70	5	16	91
Payroll and social security liabilities	425	4,863	3,430	2,688	11,406
Cost of sale of goods and services	-	9,093	-	-	9,093
Cost of sale of agricultural products and biological assets	-	4,471	-	-	4,471
Supplies and labors	3,289	3,266	2	19	6,576
Freights	37	2	-	574	613
Bank commissions and expenses	-	-	17	-	17
Conditioning and clearance	-	-	-	107	107
Travel, library expenses and stationery	28	5	14	5	52
Interconnection and roaming expenses	-	3,667	-	-	3,667
Fees to other operators	-	4,547	-	-	4,547
Others	614	1,602	636	454	3,306
Total expenses by nature as of 06.30.18	4,874	43,718	7,849	9,412	65,853

	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.17
Leases, services charges and vacant property costs	4	322	65	10	401
Depreciation and amortization	165	4,307	1,196	2,336	8,004
Doubtful accounts	-	-	-	453	453
Advertising, publicity and other selling expenses	-	632	-	2,385	3,017
Taxes, rates and contributions	36	519	66	592	1,213
Maintenance and repairs	79	3,247	222	28	3,576
Fees and payments for services	18	4,276	1,678	105	6,077
Director's fees	-	-	423	-	423
Food, beverage and other lodging expenses	2	30	-	14	46
Payroll and social security liabilities	266	4,874	3,251	2,600	10,991
Cost of sale of goods and services	-	9,382	10	-	9,392
Cost of sale of agricultural products and biological assets	-	2,864	-	-	2,864
Supplies and labors	3,700	2,871	-	16	6,587
Freights	48	2	-	526	576
Bank commissions and expenses	-	-	18	4	22
Conditioning and clearance	-	-	-	101	101
Travel, library expenses and stationery	30	10	20	2	62
Interconnection and roaming expenses	-	3,446	-	-	3,446
Fees to other operators	-	3,406	-	-	3,406
Others	5	2,441	1,031	746	4,223
Total expenses by nature as of 06.30.17	4,353	42,629	7,980	9,918	64,880